Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous equity [abstract]
Number of shares (in shares)	25,303,662	19,269,678
Amounts (In millions of Korean won)	₩ 1,009,798	₩ 882,224